Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred charges net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2025	$1,699,383
Amortization	(352,740)
Balance June 30, 2026	$1,346,643